Revenue (Remaining performance obligations) (Details) $ in Millions	Feb. 29, 2020 CAD ($)
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 3,835
Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	3,199
Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	636
Within 1 year [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	2,690
Within 1 year [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	2,241
Within 1 year [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	449
Within 2 years
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,145
Within 2 years | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	958
Within 2 years | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 187